Term Deposits - Additional Information (Details) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Deposits From Banks [Abstract]
Term deposits, current	¥ 7,000
Term deposits	¥ 500
Effective interest rate of term deposits	3.97%